WMC Balanced Portfolio
WMC Balanced Portfolio (formerly, BlackRock Diversified Portfolio) PORTFOLIO SUMMARY:
Investment Objectives
Long term capital appreciation with some current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WMC Balanced Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses WMC Balanced Portfolio	Class A	Class B	Class E
Management Fee	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.51%	0.76%	0.66%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example WMC Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	52	164	286	642
Class B	78	244	424	945
Class E	68	212	369	825

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 340% of the average value of its portfolio.
Principal Investment Strategies
Wellington Management Company, LLP (“Wellington Management” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in U.S. investment grade debt securities and equity securities of U.S. companies and, to a lesser extent, of foreign companies. The amount of assets invested in fixed income securities and equity securities will depend upon economic conditions, the general level of common stock prices, interest rates and other relevant considerations. Under normal circumstances, the Portfolio invests approximately 40% of its assets in fixed income securities and approximately 60% in equity securities.

The fixed income portion of the Portfolio invests primarily in U.S. investment grade debt securities such as government bonds, corporate bonds, and mortgage-backed securities. In addition, opportunistic investments are established in higher-risk/higher-return segments of the global bond market, such as U.S. corporate high yield bonds (commonly known as “junk bonds”), non-dollar denominated foreign government bonds, and emerging markets debt, with a maximum aggregate weight of 30% of the Portfolio’s fixed income investments. The fixed income portion of the Portfolio is managed according to a disciplined investment process that combines the best aspects of both team-based strategy development and individual portfolio manager flexibility. The team sets interest rate duration and sector allocation strategy guidelines. Once the team has established the guidelines, the fixed income portfolio managers turn to Wellington Management’s in-house fixed income credit analysts for their bottom-up analysis and security recommendations. The fixed income portfolio managers then consider analyst recommendations in making final buy and sell decisions. Risk is monitored by Wellington Management throughout the investment process and managed at the security, sector, and portfolio levels.

The fixed income portion of the Portfolio also may utilize derivatives such as futures, including credit default index futures, options, forwards, or swaps, including credit default swaps, and may invest in mortgage dollar rolls. The fixed income portion’s average duration ranges between +/- 1.5 years of the average duration of the Barclays U.S. Aggregate Bond Index. Up to 20% of the Portfolio’s total net assets allocated to fixed income securities may be invested in non-U.S. dollar denominated issues and currencies, and up to 20% of the Portfolio’s total net assets allocated to fixed income securities may be invested in debt obligations below investment grade (also known as “junk bonds”), but these two instruments will not combine to exceed 30% of Portfolio assets allocated to fixed income securities.

The equity portion of the Portfolio invests primarily in equity securities of U.S. companies and, to a lesser extent, of foreign companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants.

In managing the equity portion of the Portfolio, Wellington Management allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices. Wellington Management may invest up to 15% of the Portfolio’s total net assets allocated to equity securities in securities of foreign issuers and non-dollar denominated securities.

In analyzing a prospective investment for the equity portion of the Portfolio, Wellington Management utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes and a blended index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective February 3, 2014, Wellington Management became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadvisers.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	10.65%
Lowest Quarter	4th – 2008	-11.19%

Average Annual Total Return as of December 31, 2013
Average Annual Total Returns WMC Balanced Portfolio		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		20.59%	12.59%	5.94%
Class B		20.28%	12.30%		5.75%	Apr. 26, 2004
Class E		20.39%	12.41%	5.78%
S&P 500 Index (Indices reflect no deduction for mutual fund fees or expenses)	[1]	32.39%	17.94%	7.41%
Russell 1000 Index (Indices reflect no deduction for mutual fund fees or expenses)	[1]	33.11%	18.59%	7.78%
Barclays U.S. Aggregate Bond Index (Indices reflect no deduction for mutual fund fees or expenses)		(2.02%)	4.44%	4.55%
Blended Index (60% S&P 500 Index & 40% Barclays U.S. Aggregate Bond Index) (Indices reflect no deduction for mutual fund fees or expenses)	[1]	32.39%			19.04%	Jun. 30, 2009
[1]	Effective February 3, 2014, the S&P 500 Index replaced the Russell 1000 Index as the primary benchmark of the Portfolio, and the Russell 1000 Index became the secondary benchmark. The S&P 500 Index also replaced the Russell 1000 Index in the Blended Index. These benchmark changes were made because the S&P 500 Index more precisely reflects the market in which the equity portion of the Portfolio invests.